UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549


                          FORM 13F

                     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
March 31, 2002

Check here if Amendment  [      ]     Amendment Number:
This Amendment:          [      ]     is a restatement
                    	 [      ]     adds new holdings
				        	entries.

Institutional Investment Manager Filing this report:

Name:          Nevis Capital Management LLC
Address:       1119 Saint Paul St.
               Baltimore, MD  21202


13F File Number:         28-6469


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David R. Wilmerding, III
Title:         Managing Member
Phone:         (410) 385-2645

Signature, Place and Date of Signing:

/s/David R. Wilmerding, III      Baltimore, Maryland
May 14, 2002


Report Type:

[ X  ]    13F HOLDINGS REPORT

[    ]    13F NOTICE

[    ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $297,987

                 FORM 13F INFORMATION TABLE



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   						Nevis Capital Management LLC
                                                              FORM 13F
                                                           March 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American Tower                 COM              029912201    18630  3387251 SH       Sole                  3387251
Armor Holdings                 COM              042260109    29142  1075350 SH       Sole                  1075350
BEA Systems                    COM              073325102     8069   588575 SH       Sole                   588575
CSG Systems Intl, Inc.         COM              126349109    22668   796200 SH       Sole                   796200
Clear Channel                  COM              184502102    47865   931046 SH       Sole                   931046
Connetics                      COM              208192104     5745   592300 SH       Sole                   592300
Ebenx Inc.                     COM              278668108     1793   556800 SH       Sole                   556800
Gene Logic, Inc.               COM              368689105     2627   135000 SH       Sole                   135000
Healthsouth Corporation        COM              421924101    14976  1043600 SH       Sole                  1043600
Hyperion Solutions             COM              44914M104     2242    83000 SH       Sole                    83000
Parametric Technology Corp.    COM              699173100    15132  2505330 SH       Sole                  2505330
Primus                         COM              74163Q100     1577   704000 SH       Sole                   704000
Providian Financial Corp.      COM              74406A102     9252  1225365 SH       Sole                  1225365
Rational Software              COM              75409p202    37733  2383643 SH       Sole                  2383643
SBA Communications             COM              78388J106     4046  1229703 SH       Sole                  1229703
TMP Worldwide                  COM              872941109    11364   329690 SH       Sole                   329690
Vicor Corp.                    COM              925815102    30467  1802773 SH       Sole                  1802773
Vitesse                        COM              928497106    11940  1218358 SH       Sole                  1218358
Wind River                     COM              973149107    22720  1671809 SH       Sole                  1671809
REPORT SUMMARY                 19 DATA RECORDS              297987            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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